Organization and principal activities (Details Narrative)	1 Months Ended	12 Months Ended
	Dec. 28, 2017 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022	Dec. 31, 2021	May 31, 2018 CNY (¥)	Dec. 28, 2017 USD ($) $ / shares
Statement [Line Items]
Registered Share Capital						¥ 5,000,000	$ 450,000,000
Voting Interest		27.30%	27.30%
VIEs [Member]
Statement [Line Items]
Interest Income On Loan Rate		100.00%	100.00%	100.00%	100.00%
Total Assets Percentage		81.40%	81.40%	99.30%
Total Liabilities Percentage		94.50%	94.50%	94.50%
Exclusive Purchase Option Agreement [Member]
Statement [Line Items]
Shareholders Holding Description		Shareholders holding 80% Equity Interests of Chutian	Shareholders holding 80% Equity Interests of Chutian
Shareholders Voting Proxy Agreement [Member]
Statement [Line Items]
Shareholders Holding Description		Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian	Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian
Hong Kong Four Divisions International Limited [Member]
Statement [Line Items]
Date Of Incorporation		Sep. 27, 2023	Sep. 27, 2023
Ordinary Shares Capital		10,000	10,000
True Silver Limited [Member]
Statement [Line Items]
Paid-up Share Capital | $		$ 50,000
Date Of Incorporation		Jun. 28, 2016	Jun. 28, 2016
Business Acquisition Consideration Paid In Cash | ¥	¥ 228,000,000
Ordinary Shares Capital		50,000	50,000
True Silver Limited [Member] | Ordinary Stock Shares [Member]
Statement [Line Items]
Share Price | $ / shares							$ 1.00
Business Acquisition Consideration Paid, Shares Issued	772,283,308
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Paid-up Share Capital | $			$ 10,000
Date Of Incorporation		Aug. 12, 2016	Aug. 12, 2016
Ordinary Shares Capital		100	100
Xiniya Holdings Limited [Member]
Statement [Line Items]
Divestiture Of Business, Consideration Receivable In Cash | ¥	¥ 228,000,000
Chutian and Chutian Holding [Member] | Management Service Agreement [Member]
Statement [Line Items]
Exclusive Consigned Management Service Agreement		Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results	Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results
Hong Kong Three Digital Technology Limited [Member]
Statement [Line Items]
Date Of Incorporation		Sep. 27, 2023	Sep. 27, 2023
Ordinary Shares Capital		10,000	10,000
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Variable Interest Entity, Ownership Percentage Hold By True Silver							80.00%
Ownership Interest Held By The Former Shareholders	88.70%
Hong Kong YiYou Digital Technology Development Co.,Ltd [Member]
Statement [Line Items]
Date Of Incorporation		Aug. 02, 2023	Aug. 02, 2023
Ordinary Shares Capital		100,000	100,000